Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Empower Securefoundation® Balanced Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Class L/MXLDX)
Accumulated Value	$ 10,000		$ 10,836	$ 12,205.6704	$ 11,529.47626	$ 13,543.67576	$ 15,377.48946	$ 17,022.88083	$ 14,519.37264	$ 16,391.15732	$ 17,683.94928	$ 19,924.13199
Empower Securefoundation® Balanced Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Institutional Class/MXCJX)
Accumulated Value	10,000		10,908	12,355.4916	11,748.83696	13,878.9011	15,859.42029	17,675.32391	15,161.88523	17,216.97266	18,704.71073	21,195.17789
Empower Securefoundation® Balanced Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Investor Class/MXSBX)
Accumulated Value	10,000		10,873	12,279.9662	11,625.444	13,693.61049	15,599.76107	17,334.4545	14,819.07976	16,772.29582	18,144.91268	20,491.27193
Empower Securefoundation® Balanced Fund - Service Class
Account Value [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced Fund (Service Class/MXSHX)
Accumulated Value	10,000		10,860	12,254.424	11,589.00878	13,634.46883	15,510.57174	17,219.83674	14,709.01742	16,627.51516	17,973.2229	20,272.35081
Empower Securefoundation® Balanced Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Empower SecureFoundation® Balanced ETF Fund (Class A/SFBPX)
Accumulated Value	10,000		10,326	11,154.1452	9,981.844539	11,276.48978	12,021.86575	12,589.29781	10,179.85668	11,006.03025	11,995.21445	13,734.65239
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Accumulated Value	10,000		11,337	13,716.61249	12,994.32311	17,025.0374	20,569.51228	26,060.72048	21,098.59772	26,613.0728	32,936.22979	38,577.70203
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Index
Accumulated Value	10,000		10,928	12,410.01922	11,797.33121	14,027.68709	15,749.96203	17,592.458	15,123.18024	17,251.54321	18,829.20803	21,413.91195
Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Composite Index
Accumulated Value	$ 10,000		$ 10,939	$ 12,477.68355	$ 11,859.77823	$ 14,127.17502	$ 15,891.65677	$ 17,738.86369	$ 15,165.85072	$ 17,298.98821	$ 18,844.43308	$ 21,446.24866